UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust’s FPA Crescent Fund
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

ITEM 1. Schedule of Investments.

COMMON STOCKS — LONG	Shares or Principal Amount	Value

RETAILING — 13.6%
CVS Caremark Corporation	7,495,000	$335,776,000
eBay Inc.*	355,000	13,095,950
Kao Corporation	2,130,300	55,881,816
Lowe’s Companies, Inc.	4,925,000	154,546,500
PetSmart, Inc.	2,076,900	118,840,218
Tesco plc	28,918,088	152,687,505
Walgreen Co.	2,073,500	69,441,515
Wal-Mart Stores, Inc.	4,655,000	284,886,000
		$1,185,155,504
HEALTH CARE — 10.4%
Covidien plc	4,680,000	$255,902,400
Johnson & Johnson	1,755,000	115,759,800
Omnicare, Inc.	5,220,000	185,675,400
Roche Holding AG - Genusschein	300,000	52,227,390
Thermo Fisher Scientific Inc. *	2,295,000	129,392,100
WellPoint, Inc.	2,310,000	170,478,000
		$909,435,090
ENERGY — 8.3%
Apache Corporation	785,000	$78,845,400
Canadian Natural Resouces Limited	4,035,000	133,881,300
Ensco plc (ADR) †	3,498,925	185,198,100
Groupe Bruxelles Lambert S.A. (ADR)	1,188,569	92,046,112
Occidental Petroleum Corporation	1,970,000	187,603,100
Rowan Companies, Inc.	1,325,000	43,632,250
		721,206,262
FINANCIAL SERVICES — 7.6%
Alleghany Corporation	278,296	$91,587,214
Aon Corporation	6,270,000	307,606,200
Bank of America Corporation	2,940,000	28,135,800
CIT Group Inc. *	2,605,000	107,430,200
Citigroup Inc.	1,172,320	42,848,296
The Travelers Companies, Inc.	1,500,000	88,800,000
		$666,407,710
TECHNOLOGY — 7.6%
Arris Group, Inc.*	3,447,200	$38,953,360
Cisco Systems, Inc.	7,715,000	163,172,250
Google Inc.*	105,200	67,458,448
Hewlett-Packard Company	2,878,400	68,592,272
Microsoft Corporation	7,770,000	250,582,500
Western Digital Corporation *	1,815,000	75,122,850
		$663,881,680
CONSUMER NON-DURABLE GOODS — 4.0%
Anheuser-Busch InBev SA/NV (ADR)	2,413,800	$175,531,536
Anheuser-Busch InBev SA/NV	90,000	6,578,370
Kraft Foods Inc. (Class A)	1,230,000	46,752,300

Unilever N.V. - NY shares	334,632	11,387,527
Unilever N.V.	3,094,147	105,339,306
WestPoint International, Inc.*,‡,(1)	167,161	1,071,502
WestPoint International, Inc. (rights)*,‡,(1)	149,230	—
		$346,660,541
INDUSTRIAL PRODUCTS — 3.6%
AGCO Corporation *	675,000	$31,866,750
Henkel AG &Co. KGaA	920,000	57,449,584
Owens-Illinois, Inc. *	4,440,300	103,636,602
SECOM CO., LTD	805,600	39,404,313
Thales S.A.	2,099,100	78,591,353
		$310,948,602
ADVERTISING — 1.9%
The Interpublic Group of Companies	4,421,800	$50,452,738
WPP plc	8,540,000	116,758,880
		$167,211,618
AUTOMOTIVE — 1.2%
Group 1 Automotive, Inc.	502,200	$28,208,574
Renault SA	1,536,000	81,005,875
		$109,214,449
TELECOMMUNICATIONS — 0.9%
Vodafone Group plc (ADR)	2,990,000	$82,733,300
REAL ESTATE — 0.9%
Countrywide Holdings, Ltd.— A*,‡	3,171,611	$13,193,902
Countrywide Holdings, Ltd.— B*,‡	3,171,611	—
Genting Malaysia Berhad	53,251,200	68,214,787
		$81,408,689

OTHER COMMON STOCKS — 4.3%		$372,068,753

TOTAL COMMON STOCKS — LONG — 64.3% (Cost $4,680,649,135)		$5,616,332,198

LIMITED PARTNERSHIP — 0.8% (Cost $62,064,094)
Endeavour Financial Restoration Fund, L.P.*,(1),‡	$32,000,000	$34,490,528
U.S. Farming Realty Trust, L.P. *,(1),‡	30,064,094	29,932,022
		$64,422,550

DERIVATIVES/FUTURES
JPY Swaption 02/27/14*	51,459,597,000	$466,120
EUR Currency 04/19/2012 (15M EUR @ 1.26563)*	15,000,000	(1,030,050)
EUR Currency 05/14/2012 (63.3M EUR @ 1.31295)*	63,300,000	(1,351,455)
EUR Currency 05/14/2012 (40M EUR @ 1.33222)*	40,000,000	(83,200)
GBP Currency 05/21/2012 (60M GBP @ 1.58)*	60,000,000	(1,200,000)
JPY Currency 05/22/2012 (7.053B JPY @ 83.396)*	7,053,000,000	(608,758)
JPY Put 03/24/22 (194.35M JPY @ 0.07525)*	194,350,000	14,152,567
TOTAL DERIVATIVES/FUTURES — 0.1% (Cost $15,406,038)		$10,345,224

BONDS & DEBENTURES

CONVERTIBLE BONDS & DEBENTURES
HEALTH CARE — 0.1%
Omnicare Inc. — 3.75% 2025	$6,959,000	$10,020,960
FINANCIAL SERVICES — 0.1%
iStar Financial Inc.— 0.74575% 2012 (Floating)	$8,911,000	$8,688,225
TOTAL CONVERTIBLE BONDS & DEBENTURES — 0.2% (Cost $15,055,269)		$18,709,185

NON-CONVERTIBLE BONDS & DEBENTURES
CORPORATE BONDS & DEBENTURES
FINANCIAL SERVICES — 1.9%
American Capital, Ltd. — 8.96% 2013	$46,724,000	$47,541,670
International Lease Finance Corporation
— 5.3% 2012	7,675,000	7,686,512
— 5.875% 2013	6,976,000	7,132,960
— 5.65% 2014	5,515,000	5,583,938
— 6.625% 2013	1,612,000	1,656,330
— 7% 2016 (Floating)‡	2,073,385	2,074,795
iStar Financial Inc.
— 5.7% 2014	20,649,000	18,842,212
— 5.85% 2017	4,950,000	4,182,750
— 5.875% 2016	18,785,000	16,436,875
— 6.05% 2015	6,912,000	6,289,920
Springleaf Financial Services
— 4.875% 2012	8,141,000	7,856,065
— 5.375% 2012	18,011,000	17,324,421
— 5.75% 2016	5,100,000	4,016,250
— 5.85% 2013	3,486,000	3,252,891
— 5.9% 2012	357,000	340,935
— 6.5% 2017	8,980,000	6,914,600
— 6.9% 2017	15,366,000	11,947,065
		$169,080,189
REAL ESTATE — 1.8%
Countrywide Holdings, Ltd. — 10% 2018 Reg S‡	£256,767	$413,908
Countrywide Holdings, Ltd. — 10% 2018‡	8,348,952	13,458,511
MOB Participation — 9.75% 2014‡,(1)	$16,444,476	16,444,476
Stanwich Mortgage Loan Trust Series
2009-2 — 3.23997% 2049‡,(1)	12,622,896	5,644,959
2010-1A — 13.67773% 2047‡,(1)	9,586,406	4,848,804
2010-2A — 6.87472% 2057‡,(1)	43,285,855	21,824,728
2010-3A — 11.61398% 2038‡,(1)	22,325,712	11,169,554
2010-4A — 8.36327% 2049‡,(1)	35,577,996	16,625,597
2011-1A — 7.29707% 2049‡,(1)	68,309,003	36,028,149
2011-2A — 12.44747% 2049‡,(1)	45,549,512	24,378,281
2012-2A — 1.438% 2047‡,(1)	22,396,967	8,623,706
		$159,460,673
INDUSTRIAL PRODUCTS — 0.3%
Kion Group
—2.4709% 2014 Term Loan B (Floating)‡	$12,656,643	$11,737,644
—2.7209% 2015 Term Loan C (Floating)‡	12,655,927	11,800,513
		$23,538,157

UTILITIES — 0.2%
GenOn Energy, Inc. — 7.625% 2014	$15,230,000	$15,420,375
RETAILING — 0.1%
Sears Roebuck Acceptance Corp. — 6.7% 2012	$6,748,000	$6,747,595
BUSINESS SERVICES — 0.0%
First Data Corporation — 2.9846% 2014 (Floating)‡	$4,372,879	$4,213,050
TOTAL CORPORATE BONDS & DEBENTURES — 4.3%		$378,460,039

U.S. GOVERNMENT & AGENCIES — 27.4%
Federal National Mortgage Association
— 0.28% 2012 (Floating)	$35,570,000	$35,598,812
— 7.5% 2028	41,493	48,206
U.S. Treasury Notes
— 0.375% 2012	160,000,000	160,144,000
— 0.375% 2012	950,000,000	951,149,500
— 0.625% 2012	25,000,000	25,031,250
— 0.625% 2012	50,000,000	50,082,000
— 0.625% 2013†	345,000,000	346,239,844
— 0.75% 2012†	115,000,000	115,117,300
— 1% 2012†	270,000,000	270,178,200
— 1% 2012†	365,000,000	364,985,400
— 4.5% 2012	40,000,000	40,134,400
— 4.875% 2012	35,000,000	35,407,400
TOTAL U.S. GOVERNMENT & AGENCIES		$2,394,116,312

TOTAL NON-CONVERTIBLE BONDS & DEBENTURES — 31.7% (Cost $2,706,173,658)		$2,772,576,351

TOTAL INVESTMENT SECURITIES — 97.1% (Cost $7,479,348,194)		$8,482,385,508

SHORT-TERM INVESTMENTS — 8.2%
Short-term Corporate Notes:
Chevron Funding Corporation — 0.12% 04/20/12	$105,000,000	$104,993,350
Exxon Mobil Corporation
— 0.05% 04/04/12	75,000,000	74,999,688
— 0.05% 04/09/12	60,000,000	59,999,333
— 0.06% 05/04/12	60,000,000	59,996,700
— 0.06% 05/07/12	80,000,000	79,995,200
Federal Home Loan Bank
— 0.04% 04/27/12	52,078,000	52,076,495
— 0.06% 04/23/12	95,000,000	94,996,517
— 0.08% 04/18/12	55,000,000	54,997,922
Federal Home Loan Mortgage Corporation
— 0.06% 05/10/12	70,632,000	70,627,409
— 0.08% 05/03/12	61,338,000	61,333,638
TOTAL SHORT-TERM INVESTMENTS (Cost $714,016,252)		$714,016,252

TOTAL INVESTMENTS — 105.3% (Cost $8,193,364,446)		$9,196,401,760

SECURITIES SOLD SHORT
COMMON STOCKS SOLD SHORT
American Greetings Corporation (Class A)	(419,800)	$(6,439,732)
Avalonbay Communities, Inc.	(100,400)	(14,191,540)
Banco Bilbao Vizcaya Argentaria, S.A. (ADR)	(200,657)	(1,603,250)
Banco Popular Espanol, S.A.	(283,772)	(1,018,543)
Banco Popular Espanol, S.A. - Rights	(283,772)	(14,018)
Douglas Emmett	(417,600)	(9,525,456)
Essex Propertry Trust, Inc.	(88,200)	(13,363,182)
Express Scripts, Inc. *	(234,200)	(12,688,956)
Federal Realty Investment Trust	(107,300)	(10,385,567)
HCP, Inc.	(226,700)	(8,945,582)
Hospitality Properties Trust	(182,300)	(4,825,481)
Intuitive Surgical, Inc. *	(9,900)	(5,363,325)
Jarden Corporation	(102,900)	(4,139,667)
Medco Health Solutions, Inc. *	(186,700)	(13,125,010)
Nissan Motor Co., Ltd.	(9,569,500)	(101,820,437)
PharMerica Corporation *	(283,000)	(3,517,690)
Pool Corporation	(143,000)	(5,351,060)
Texas Roadhouse, Inc. (Class A)	(297,000)	(4,942,080)
Ventas Inc.	(61,800)	(3,528,780)
Verizon Communications Inc.	(1,044,500)	(39,931,235)
Volvo AB	(720,637)	(10,504,149)
		$(275,224,740)

OTHER COMMON STOCKS SOLD SHORT		$(7,049,580)

TOTAL COMMON STOCKS SOLD SHORT		$(282,274,320)

NON-CONVERTIBLE BONDS & DEBENTURES SOLD SHORT
Safeway Inc. — 3.95% 2020	$(6,810,000)	$(6,766,552)

TOTAL SECURITIES SOLD SHORT — (3.3)% (Proceeds $245,264,828)		$(289,040,872)

Other assets less liabilities, net — (2.0)%		$(170,398,360)
TOTAL NET ASSETS — 100.0% — NOTE 2		$8,736,962,528

*      Non-income producing security.

‡      Restricted securities.  These restricted securities constituted 3.1% of total net assets at March 31, 2012.

†      Security segregated as collateral for securities sold short.

(1)   These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund’s fair value procedures. These securities constituted 2.4% of total net assets at March 31, 2012.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors.  Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under guidelines adopted by authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2012

Investments	Level 1	Level 2	Level 3	Total
Common Stocks — Long (a)	$5,602,066,794	—	$14,265,404	$5,616,332,198
Limited Partnerships	—	—	64,422,550	64,422,550
Convertible Bonds & Debentures	—	$18,709,185	—	18,709,185
Non-Convertible Bonds & Debentures	—	218,999,366	159,460,673	378,460,039
U.S. Government & Agencies	—	2,394,116,312	—	2,394,116,312
Short-Term Investments (b)	—	714,016,252	—	714,016,252
	$5,602,066,794	$3,345,841,115	$238,148,627	$9,186,056,536
Currency Forwards	$—	$10,345,224	$—	$10,345,224
Common Stocks Sold Short	$(282,274,320)	—	—	$(282,274,320)
Non-Convertible Bonds & Debentures Sold Short	—	$(6,766,552)	—	(6,766,552)
	$(282,274,320)	$(6,766,552)	—	$(289,040,872)

(a)  All common stocks are classified under Level 1, except for the Countrywide Holdings, Ltd. and Westpoint International Inc, which are classified under Level 3. The Schedule of Investments provides further information on major security types.

(b)  Comprised solely of short-term investments with maturities of 60 days or less that are valued at amorized cost.

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the quarter ended March 31, 2012:

Investment	Beginning Value at December 31, 2011	Net Realized and Unrealized Gains (Losses)	Purchases	(Sales)	Net Transfers In (Out)	Ending Value at March 31, 2012

Common Stocks — Long	$13,152,168	$1,113,236	—	—	—	$14,265,404
Limited Partnership	56,049,186	4,333,076	4,040,288	—	—	64,422,550
Non-Convertible Bonds & Debentures	161,697,920	401,495	$23,820,888	(26,459,630)	—	159,460,673
	$230,899,274	$5,847,807	$27,861,176	—	—	$238,148,627

Transfers of investments between different levels of the hierarchy are recorded at market value as of the end of the reporting period. There were no significant transfers between levels 1, 2, or 3 during the period ended March 31, 2012.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities at March 31, 2012 (excluding securities sold short) was $7,485,517,437 for Federal income tax purposes. Net unrealized appreciation for all securities consists of:

Gross unrealized appreciation:	$1,143,958,224
Gross unrealized depreciation:	(190,866,197)
Net unrealized appreciation:	$953,092,027

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	May 30, 2012

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	May 30, 2012